UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001970036

FIGRE Trust 2025-PF2

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Todd Stevens (973) 985-3682

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

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INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit 99.1:	Independent Accountants’ Agreed-Upon Procedures Report, dated September 8, 2025 of KPMG LLP.

Exhibit 99.2:	Executive Summary Third Party Due Diligence Review, dated September 4, 2025 of Digital Risk, LLC.

Exhibit 99.3:	Digital Risk, LLC Valuation Securitization Report

Exhibit 99.4:	Digital Risk, LLC Securitization Rebuttal Findings, Summary

Exhibit 99.5:	Digital Risk, LLC Securitization Rebuttal Findings, Loan Summary

Exhibit 99.6:	Digital Risk, LLC Securitization Rebuttal Findings, Exception Report

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Figure HELOC Master Depositor Trust
(Depositor)
By: Figure Lending LLC, as sole member
By: Figure Lending Corp.

By:	/s/ Todd Stevens
Name:	Todd Stevens
Title:	Chief Capital Officer

Date: September 8, 2025

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